Subsequent Events	3 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Subsequent Events
Subsequent Events

NOTE 11.    SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements.

Proposed Business Combination

On September 13, 2021, the Company entered into an Agreement and Plan of Merger (as it may be amended, supplemented or otherwise modified from time to time, the “Merger Agreement”), by and among the Company, FGI Merger Sub Inc., a Delaware corporation and a direct wholly owned subsidiary of the Company (“Merger Sub”), and Forge Global, Inc., a Delaware corporation (“Forge”). The Merger Agreement provides for, among other things, the following transactions: (i) the Company will change its jurisdiction of incorporation by transferring by way of continuation from the Cayman Islands and domesticating as a corporation incorporated under the laws of the State of Delaware (the “Domestication”), and, in connection with the Domestication, (A) each outstanding Class A ordinary share of the Company will convert automatically into one share of common stock, par value $0.0001 per share (the “Domesticated Company Common Stock”), (B) each outstanding Class B ordinary share of the Company will convert automatically into one share of Domesticated Company Common Stock, (C) each outstanding warrant to purchase one Class A ordinary share at an exercise price of $11.50 that was included in the Units sold as part of Company’s initial public offering (a “Public Warrant”) will convert automatically, on a one-for-one basis, into a warrant to acquire one share of Domesticated Company Common Stock (“Domesticated Company Public Warrant”), (D) each outstanding Private Placement Warrant issued to the Sponsor will convert automatically, on a one-for-one basis, into a warrant to acquire one share of Domesticated Company Common Stock and (E) each outstanding Unit of the Company, to the extent not already split by the holder thereof, convert automatically, into one share of Domesticated Company Common Stock and one-third of one Domesticated Company Public Warrant; and (ii) immediately following the Domestication, Merger Sub will merge with and into Forge, with Forge surviving as a wholly owned subsidiary of the Company (the “Merger”).

Subject to the terms and conditions set forth in the Merger Agreement, in consideration of the Merger, each outstanding share of Forge’s capital stock (excluding shares owned by the Company or by Forge as treasury stock or dissenting shares) (i) if vested, will be canceled and converted into the right to receive either cash or Domesticated Company Common Stock, or a combination thereof, equal to the Per-Share Merger Consideration, which mix of cash and stock shall correspond to that elected by each of holder of Forge vested shares; provided, that in no event shall a holder of Forge vested shares be permitted to elect greater than fifteen percent (15%) cash and in no event will the aggregate amount of cash payable to all holders of vested Forge shares exceed $100 million and (ii) if unvested, will be canceled and converted into the right to receive a number of shares of unvested Domesticated Company Common Stock (subject to the same terms and conditions, including with respect to vesting, as the unvested share of Forge’s capital stock) equal to (A) the Securities Merger Consideration multiplied by (B) the Exchange Ratio. The total consideration paid to holders of Forge’s outstanding equity securities will include shares of Domesticated Company Common Stock and options and warrants to acquire shares of Domesticated Company Common Stock, having an aggregate value equal to $1.5 billion, less the amount of any cash consideration payable to holders of vested Forge shares, consisting of (assuming the maximum amount of cash consideration) an aggregate of 140 million newly issued shares of Domesticated Company Common Stock and options and warrants to acquire shares of Domesticated Company Common Stock, in each case, with a deemed value of $10.00 per share solely for purposes of determining the aggregate number of shares payable to holders of Forge capital stock. As a result, at the closing of the Merger and the other transactions contemplated by the Merger Agreement (the “Closing”), (i) each outstanding option to purchase Forge capital stock, whether vested or unvested, will be assumed and converted into an option with respect to a number of shares of Domesticated Company Common Stock in the manner set forth in the Merger Agreement and (ii) each outstanding warrant to purchase Forge capital stock, whether or not exercisable, will be assumed and converted into a warrant with respect to a number of shares of Domesticated Company Common Stock in the manner set forth in the Merger Agreement.

Concurrent with the execution of the Merger Agreement, the Company entered into that certain Sponsor Support Agreement (the “Sponsor Agreement”) with the Sponsor, Forge and other holders of Company’s Class B ordinary shares pursuant to which the Sponsor and such holders of Class B ordinary shares have agreed to (i) vote all shares of the Company they own in favor of the transactions contemplated by the Merger Agreement, (ii) waive certain anti-dilution rights with respect to their Class B ordinary shares, and (iii) agree to certain lock-up provisions. Concurrent with the execution of the Merger Agreement, the Company entered into that certain Stockholder Support Agreement (the “Stockholder Support Agreement”) with Forge and certain Forge shareholders (the “Supporting Shareholders”) pursuant to which the Supporting Shareholders agreed to vote in favor of the Merger and the transactions contemplated by the Merger Agreement.

Concurrent with the execution of the Merger Agreement, the Company amended and restated that certain Forward Purchase Agreement, dated as of November 24, 2020, by and between the Company, the Sponsor and certain affiliates of the Sponsor (the “Purchasers”; and such agreement the “A&R Forward Purchase Agreement”). Pursuant to the A&R Forward Purchase Agreement, subject to the fulfillment of certain conditions, the Purchasers will collectively purchase concurrently with the Closing, at a per-unit price of $10.00, 5,000,000 Forward Purchase Units, each composed of one share of Domesticated Company Common Stock and one-third of one Domesticated Company Public Warrant (a “Forward Purchase Unit”) , and up to an additional 9,000,000 Forward Purchase Units to the extent of redemptions on a dollar-for-dollar basis by Company shareholders of all or a portion of their Class A ordinary shares. For the avoidance of doubt, regardless of the extent of such redemptions, the Purchasers will in no event be required to purchase more than an aggregate amount of 14,000,000 Forward Purchase Units.

The Merger Agreement contemplates that, at the Closing, the Company, the Sponsor, and certain Company and Forge stockholders will enter into a registration rights agreement pursuant to which, among other things, the Company will agree to undertake certain customary registration obligations in accordance with the Securities Act and certain subsequent related transactions and obligations. Pursuant to the Registration Rights Agreement, the Company will agree that, within 30 calendar days after the Closing, the Company will file with the SEC a registration statement registering the resale of certain securities held by or issuable to the stockholders party thereto, and use its reasonable best efforts to have such registration statement declared effective by the SEC as soon as practicable thereafter.

Concurrent with the execution of the Merger Agreement, the Company entered into subscription agreements (each, a “Subscription Agreement”) with certain investors (the “PIPE Investors”) pursuant to which, among other things, the PIPE Investors have agreed to subscribe for and purchase, and the Company has agreed to issue and sell to the PIPE Investors an aggregate of 6.85 million shares of Domesticated Company Common Stock, at a per share price of $10.00 for an aggregate purchase price of $68,500,000, concurrent with the Closing, on the terms and subject to the conditions set forth therein (the “PIPE Financing”). The Subscription Agreement contains customary representations and warranties of the Company, on the one hand, and each PIPE Investor, on the other hand, and customary conditions to closing, including the consummation of the transactions contemplated by the Merger Agreement. Each Subscription Agreement provides that the Company will grant the PIPE Investors certain customary registration rights.

Note 11—Subsequent Events

The Company evaluated subsequent events and transactions that occurred up to the date these condensed consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.